UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 September 26, 2007 to October 25, 2007

 Commission File Number of issuing entity: 333-131374-59

 Bear Stearns Asset Backed Securities Trust 2007-SD3
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-131374

 Bear Stearns Asset Backed Securities I LLC
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2199834
 54-2199835
 54-2199836
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A                                _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  M-5                              _____    _____    __X___    ____________
  M-6                              _____    _____    __X___    ____________
  M-7                              _____    _____    __X___    ____________
  M-8                              _____    _____    __X___    ____________
  M-9                              _____    _____    __X___    ____________
  B-IO                             _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  R-1                              _____    _____    __X___    ____________
  R-X                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On October 25, 2007 a distribution was made to holders of Bear Stearns Asset Backed Securities Trust 2007-SD3.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 7. Significant Enhancement Provider Information

 Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Period Ended September 30, 2007 are included as Exhibit 99.2 to this Report on Form 10-D, which is incorporated by reference in its entirety herein.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset Backed Securities Trust 2007-SD3, relating to the October 25, 2007 distribution.

       (99.2) Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Period Ended September 30, 2007.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities Trust 2007-SD3
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: November 9, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities Trust 2007-SD3, relating to the October 25, 2007 distribution.

 EX-99.2 Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Period Ended September 30, 2007.


 EX-99.1


Bear Stearns Asset Backed Securities
Asset-Backed Certificates



Distribution Date:       10/25/2007


Bear Stearns Asset Backed Securities
Asset-Backed Certificates
Series 2007-SD3


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
           A                   07387LAA9       10/24/2007            5.38125%       384,838,637.31         1,725,760.76
          M-1                  07387LAB7       10/24/2007            5.88125%        26,295,000.00           128,872.89
          M-2                  07387LAC5       10/24/2007            5.93125%        10,872,000.00            53,737.12
          M-3                  07387LAD3       10/24/2007            6.23125%         6,321,000.00            32,823.11
          M-4                  07387LAE1       10/24/2007            6.38125%         6,068,000.00            32,267.85
          M-5                  07387LAF8       10/24/2007            6.38125%         4,551,000.00            24,200.89
          M-6                  07387LAG6       10/24/2007            6.38125%         5,563,000.00            29,582.41
          M-7                  07387LAH4       10/24/2007            6.38125%         4,046,000.00            21,515.45
          M-8                  07387LAJ0       10/24/2007            6.38125%         5,057,000.00            26,891.65
          M-9                  07387LAK7       10/24/2007            6.38125%         2,601,745.52            13,835.32
          B-IO                 07387LAM3       05/18/2007            0.00000%        16,614,161.90            26,517.69
           P                   07387LAL5       05/18/2007            0.00000%                 0.00             8,698.03
          R-1                  07387LAN1       05/18/2007            0.00000%                 0.00                 0.00
          R-X                  07387LAP6       05/18/2007            0.00000%                 0.00                 0.00

Totals                                                                              472,827,544.73         2,124,703.17


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
           A                  6,474,581.43              0.00       378,364,055.88         8,200,342.19              0.00
          M-1                         0.00              0.00        26,295,000.00           128,872.89              0.00
          M-2                         0.00              0.00        10,872,000.00            53,737.12              0.00
          M-3                         0.00              0.00         6,321,000.00            32,823.11              0.00
          M-4                         0.00              0.00         6,068,000.00            32,267.85              0.00
          M-5                         0.00              0.00         4,551,000.00            24,200.89              0.00
          M-6                         0.00              0.00         5,563,000.00            29,582.41              0.00
          M-7                         0.00              0.00         4,046,000.00            21,515.45              0.00
          M-8                         0.00              0.00         5,057,000.00            26,891.65              0.00
          M-9                   445,889.33              0.00         2,155,856.19           459,724.65              0.00
          B-IO                        0.00              0.00        17,060,051.22            26,517.69              0.00
           P                          0.00              0.00                 0.00             8,698.03              0.00
          R-1                         0.00              0.00                 0.00                 0.00              0.00
          R-X                         0.00              0.00                 0.00                 0.00              0.00

Totals                        6,920,470.76              0.00       466,352,963.29         9,045,173.93              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
           A                  417,699,000.00      384,838,637.31                 0.00       6,474,581.43              0.00
          M-1                  26,295,000.00       26,295,000.00                 0.00               0.00              0.00
          M-2                  10,872,000.00       10,872,000.00                 0.00               0.00              0.00
          M-3                   6,321,000.00        6,321,000.00                 0.00               0.00              0.00
          M-4                   6,068,000.00        6,068,000.00                 0.00               0.00              0.00
          M-5                   4,551,000.00        4,551,000.00                 0.00               0.00              0.00
          M-6                   5,563,000.00        5,563,000.00                 0.00               0.00              0.00
          M-7                   4,046,000.00        4,046,000.00                 0.00               0.00              0.00
          M-8                   5,057,000.00        5,057,000.00                 0.00               0.00              0.00
          M-9                   6,068,000.00        2,601,745.52                 0.00         445,889.33              0.00
          B-IO                 13,148,746.57       16,614,161.90                 0.00               0.00              0.00
           P                          100.00                0.00                 0.00               0.00              0.00
          R-1                           0.00                0.00                 0.00               0.00              0.00
          R-X                           0.00                0.00                 0.00               0.00              0.00

Totals                        505,688,846.57      472,827,544.73                 0.00       6,920,470.76              0.00


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
           A                          0.00      6,474,581.43       378,364,055.88                0.90582945         6,474,581.43
          M-1                         0.00              0.00        26,295,000.00                1.00000000                 0.00
          M-2                         0.00              0.00        10,872,000.00                1.00000000                 0.00
          M-3                         0.00              0.00         6,321,000.00                1.00000000                 0.00
          M-4                         0.00              0.00         6,068,000.00                1.00000000                 0.00
          M-5                         0.00              0.00         4,551,000.00                1.00000000                 0.00
          M-6                         0.00              0.00         5,563,000.00                1.00000000                 0.00
          M-7                         0.00              0.00         4,046,000.00                1.00000000                 0.00
          M-8                         0.00              0.00         5,057,000.00                1.00000000                 0.00
          M-9                         0.00        445,889.33         2,155,856.19                0.35528283           445,889.33
          B-IO                        0.00              0.00        17,060,051.22                1.29746597                 0.00
           P                          0.00              0.00                 0.00                0.00000000                 0.00
          R-1                         0.00              0.00                 0.00                0.00000000                 0.00
          R-X                         0.00              0.00                 0.00                0.00000000                 0.00

Totals                                0.00      6,920,470.76       466,352,963.29                0.92221327         6,920,470.76



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
           A                417,699,000.00          921.33004223             0.00000000           15.50059117         0.00000000
          M-1                26,295,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-2                10,872,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-3                 6,321,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-4                 6,068,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-5                 4,551,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-6                 5,563,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-7                 4,046,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-8                 5,057,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-9                 6,068,000.00          428.76491760             0.00000000           73.48209130         0.00000000
          B-IO               13,148,746.57         1263.55480437             0.00000000            0.00000000         0.00000000
           P                        100.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-1                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-X                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
           A                  0.00000000           15.50059117           905.82945106           0.90582945           15.50059117
          M-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-5                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-6                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-7                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-8                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-9                 0.00000000           73.48209130           355.28282630           0.35528283           73.48209130
          B-IO                0.00000000            0.00000000          1297.46596979           1.29746597            0.00000000
           P                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-1                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-X                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
           A             09/25/07 - 10/24/07    30          5.38125%    384,838,637.31        1,725,760.76                   0.00
          M-1            09/25/07 - 10/24/07    30          5.88125%     26,295,000.00          128,872.89                   0.00
          M-2            09/25/07 - 10/24/07    30          5.93125%     10,872,000.00           53,737.12                   0.00
          M-3            09/25/07 - 10/24/07    30          6.23125%      6,321,000.00           32,823.11                   0.00
          M-4            09/25/07 - 10/24/07    30          6.38125%      6,068,000.00           32,267.85                   0.00
          M-5            09/25/07 - 10/24/07    30          6.38125%      4,551,000.00           24,200.89                   0.00
          M-6            09/25/07 - 10/24/07    30          6.38125%      5,563,000.00           29,582.41                   0.00
          M-7            09/25/07 - 10/24/07    30          6.38125%      4,046,000.00           21,515.45                   0.00
          M-8            09/25/07 - 10/24/07    30          6.38125%      5,057,000.00           26,891.65                   0.00
          M-9            09/25/07 - 10/24/07    30          6.38125%      2,601,745.52           13,835.32                   0.00
          B-IO                           N/A    N/A         0.00000%     16,614,161.90                0.00                   0.00
           P                             N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-1                            N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-X                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        2,089,487.45                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
           A                          0.00                0.00       1,725,760.76                0.00           378,364,055.88
          M-1                         0.00                0.00         128,872.89                0.00            26,295,000.00
          M-2                         0.00                0.00          53,737.12                0.00            10,872,000.00
          M-3                         0.00                0.00          32,823.11                0.00             6,321,000.00
          M-4                         0.00                0.00          32,267.85                0.00             6,068,000.00
          M-5                         0.00                0.00          24,200.89                0.00             4,551,000.00
          M-6                         0.00                0.00          29,582.41                0.00             5,563,000.00
          M-7                         0.00                0.00          21,515.45                0.00             4,046,000.00
          M-8                         0.00                0.00          26,891.65                0.00             5,057,000.00
          M-9                         0.00                0.00          13,835.32                0.00             2,155,856.19
          B-IO                        0.00                0.00          26,517.69                0.00            17,060,051.22
           P                          0.00                0.00           8,698.03                0.00                     0.00
          R-1                         0.00                0.00               0.00                0.00                     0.00
          R-X                         0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00       2,124,703.17                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
           A                  417,699,000.00       5.38125%             921.33004223            4.13158940            0.00000000
          M-1                  26,295,000.00       5.88125%            1000.00000000            4.90104164            0.00000000
          M-2                  10,872,000.00       5.93125%            1000.00000000            4.94270787            0.00000000
          M-3                   6,321,000.00       6.23125%            1000.00000000            5.19270843            0.00000000
          M-4                   6,068,000.00       6.38125%            1000.00000000            5.31770765            0.00000000
          M-5                   4,551,000.00       6.38125%            1000.00000000            5.31770820            0.00000000
          M-6                   5,563,000.00       6.38125%            1000.00000000            5.31770807            0.00000000
          M-7                   4,046,000.00       6.38125%            1000.00000000            5.31770885            0.00000000
          M-8                   5,057,000.00       6.38125%            1000.00000000            5.31770813            0.00000000
          M-9                   6,068,000.00       6.38125%             428.76491760            2.28004614            0.00000000
          B-IO                 13,148,746.57       0.00000%            1263.55480437            0.00000000            0.00000000
           P                          100.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-1                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-X                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
           A                    0.00000000            0.00000000           4.13158940            0.00000000           905.82945106
          M-1                   0.00000000            0.00000000           4.90104164            0.00000000          1000.00000000
          M-2                   0.00000000            0.00000000           4.94270787            0.00000000          1000.00000000
          M-3                   0.00000000            0.00000000           5.19270843            0.00000000          1000.00000000
          M-4                   0.00000000            0.00000000           5.31770765            0.00000000          1000.00000000
          M-5                   0.00000000            0.00000000           5.31770820            0.00000000          1000.00000000
          M-6                   0.00000000            0.00000000           5.31770807            0.00000000          1000.00000000
          M-7                   0.00000000            0.00000000           5.31770885            0.00000000          1000.00000000
          M-8                   0.00000000            0.00000000           5.31770813            0.00000000          1000.00000000
          M-9                   0.00000000            0.00000000           2.28004614            0.00000000           355.28282630
          B-IO                  0.00000000            0.00000000           2.01674660            0.00000000          1297.46596979
           P                    0.00000000            0.00000000       86980.30000000            0.00000000             0.00000000
          R-1                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-X                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                8,380,064.50
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   782,001.38
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                  8,698.03
     Swap/Cap Payments                                                                                    26,517.69
Total Deposits                                                                                         9,197,281.60

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           152,107.67
     Payment of Interest and Principal                                                                 9,045,173.93
Total Withdrawals (Pool Distribution Amount)                                                           9,197,281.60

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    148,030.14
Additional Servicing Fee - EMC Mortgage Corporation                                         314.95
Lender Paid Mortgage Insurance**                                                            216.37
Master Servicing Fee - Wells Fargo Bank, NA                                               3,546.21
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               152,107.67

*Servicer Payees include: BANK OF AMERICA, N.A.; COUNTRYWIDE HOME LOANS SERVICING LP; EMC MORTGAGE
CORPORATION; EVERHOME MORTGAGE COMPANY; GMAC MORTGAGE CORPORATION; HOMEBANC MORTGAGE CORPORATION;
NATIONAL CITY MORTGAGE CO.; PHH MORTGAGE CORPORATION; WELLS FARGO BANK, N.A.

NOTE: **Lender Paid Mortgage Insurance Payees Include: General Electric and Radian Guaranty.





                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                            Basis Risk Reserve Fund            5,000.00                0.00              0.00           5,000.00
                            Class P Reserve Account                0.00                0.00              0.00               0.00
                            Swap Collateral Account                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

                                      Swap Account*                            2,015,835.29      1,989,317.60          26,517.69

NOTE: *Bear Stearns Financial Products Inc., Swap Provider.


                                                          Collateral Statement

                                                                            Total
 Collateral Description                                         Mixed Fixed & Arm
 Weighted Average Coupon Rate                                            6.905221
 Weighted Average Net Rate                                               6.529531
 Weighted Average Pass-Through Rate                                      6.519183
 Weighted Average Remaining Term                                              328
 Principal And Interest Constant                                     2,997,681.36
 Beginning Loan Count                                                       2,185
 Loans Paid in Full                                                            29
 Ending Loan Count                                                          2,156
 Beginning Scheduled Balance                                       472,827,544.72
 Ending Scheduled Balance                                          466,352,963.29
 Actual Ending Collateral Balance                                  466,371,458.19
 Scheduled Principal                                                   460,212.57
 Unscheduled Principal                                               6,197,715.45
 Negative Amortized Principal                                        (183,346.59)
 Scheduled Interest                                                  2,720,815.38
 Servicing Fees                                                        148,030.14
 Master Servicing Fees                                                   3,546.21
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                 531.32
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        2,568,707.71
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                        4,800.00
 Prepayment Penalty Waived Count                                                1
 Prepayment Penalty Paid Amount                                          8,698.03
 Prepayment Penalty Paid Count                                                  1
 Special Servicing Fee                                                       0.00


                                    Additional Reporting - Deal Level



                                              Cash Reporting
Excess Spread                                                                                  445,889.33
Insurer Premium Amount                                                                          32,069.89


                                         Informational Reporting
Interest Rate Cap                                                                               6.515983%
Class A Interest Rate Cap                                                                       6.434592%


                                         Miscellaneous Reporting
Deficiency Amount                                                                                    0.00
Class A Limited By Interest Rate Cap?                                                                  NO
Class M-1 Limited By Interest Rate Cap?                                                                NO
Class M-2 Limited By Interest Rate Cap?                                                                NO
Class M-3 Limited By Interest Rate Cap?                                                                NO
Class M-4 Limited By Interest Rate Cap?                                                                NO
Class M-5 Limited By Interest Rate Cap?                                                                NO
Class M-6 Limited By Interest Rate Cap?                                                                NO
Class M-7 Limited By Interest Rate Cap?                                                                NO
Class M-8 Limited By Interest Rate Cap?                                                                NO
Class M-9 Limited By Interest Rate Cap?                                                                NO


                                           Structural Reporting
Three-Month Rolling Delinquency Average                                                        14.073046%
Extra Principal Distribution Amount                                                                  0.00
Overcollateralization Amount                                                                17,060,051.22
Overcollateralization Release Amount                                                                 0.00
Overcollateralization Deficiency Amount                                                              0.00
Specified Overcollateralization Amount                                                      16,614,161.90


                                         Trigger Event Reporting
Has Stepdown Date Occured?                                                                             NO
Delinquency Trigger
     Trigger Result                                                                                  Fail
     Threshold Value                                                                            3.792357%
     Calculated Value                                                                          14.073046%
Cumulative Loss Trigger
     Trigger Result                                                                                  Pass
     Threshold Value                                                                            1.750000%
     Calculated Value                                                                           0.000000%
Trigger Event
     Trigger Result                                                                                   N/A


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        16                   0                   0                    16
                                 1,324,870.31         0.00                0.00                 1,324,870.31

30 Days      84                  4                    0                   0                    88
             17,474,038.63       345,884.27           0.00                0.00                 17,819,922.90

60 Days      56                  2                    0                   0                    58
             12,849,942.35       195,607.85           0.00                0.00                 13,045,550.20

90 Days      13                  5                    27                  0                    45
             3,258,310.96        530,011.44           9,466,058.69        0.00                 13,254,381.09

120 Days     7                   1                    27                  0                    35
             2,401,631.51        208,745.93           8,335,775.00        0.00                 10,946,152.44

150 Days     3                   2                    25                  7                    37
             747,338.20          1,286,132.45         7,096,314.51        889,091.17           10,018,876.33

180+ Days    10                  5                    41                  19                   75
             2,577,416.04        3,854,950.00         16,476,986.97       7,896,286.04         30,805,639.05

Totals       173                 35                   120                 26                   354
             39,308,677.69       7,746,202.25         41,375,135.17       8,785,377.21         97,215,392.32

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0.742115%            0.000000%           0.000000%            0.742115%
                                 0.284092%            0.000000%           0.000000%            0.284092%

30 Days      3.896104%           0.185529%            0.000000%           0.000000%            4.081633%
             3.746956%           0.074168%            0.000000%           0.000000%            3.821124%

60 Days      2.597403%           0.092764%            0.000000%           0.000000%            2.690167%
             2.755411%           0.041944%            0.000000%           0.000000%            2.797355%

90 Days      0.602968%           0.231911%            1.252319%           0.000000%            2.087199%
             0.698679%           0.113650%            2.029806%           0.000000%            2.842135%

120 Days     0.324675%           0.046382%            1.252319%           0.000000%            1.623377%
             0.514982%           0.044761%            1.787439%           0.000000%            2.347182%

150 Days     0.139147%           0.092764%            1.159555%           0.324675%            1.716141%
             0.160252%           0.275785%            1.521662%           0.190648%            2.148346%

180+ Days    0.463822%           0.231911%            1.901670%           0.881262%            3.478664%
             0.552675%           0.826616%            3.533158%           1.693199%            6.605649%

Totals       8.024119%           1.623377%            5.565863%           1.205937%            16.419295%
             8.428954%           1.661017%            8.872064%           1.883847%            20.845883%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     782,001.38





                       180+ Delinquency Summary

                                Summary

               Days    Number of          Outstanding    Percentage of
         Delinquent         Loans           Scheduled       Balance(%)
                                           Balance($)
    180  -      209            40       11,626,114.62            2.493
    210  -      239            35       19,179,524.43            4.113
              Total            75       30,805,639.05            6.606

This report includes all loans greater than 180 days delinquent regardless of status (REO, Foreclosure, Bankruptcy).


                REO Detail - All Mortgage Loans in REO during Current Period



 Summary                                                            12 Month REO History*
 New REO Loans                                                    Month        REO Percentage
     Loans in REO                             15                  Nov-06            0.000%
     Original Principal Balance     6,121,975.87                  Dec-06            0.000%
     Current Scheduled Balance      6,164,033.24                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current REO Total                                                Mar-07            0.000%
     Loans in REO                             26                  Apr-07            0.000%
     Original Principal Balance     8,747,675.87                  May-07            0.000%
     Current Scheduled Balance      8,785,377.21                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            0.283%
                                                                  Sep-07            0.554%
                                                                  Oct-07            1.884%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.





                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance

      Summary           0003648128          Oct-2007      01-Nov-2006              TX              80.00          128,000.00
      Summary           0003665833          Oct-2007      01-Nov-2006              VA              79.73           91,295.87
      Summary           0013115407          Sep-2007      01-Jan-2006              TX              80.00          316,000.00
      Summary           0013336573          Sep-2007      01-Mar-2006              GA              75.00           97,500.00
      Summary           0015555378          Oct-2007      01-Aug-2006              AZ              79.99          387,200.00
      Summary           0015583438          Aug-2007      01-Aug-2006              TX              80.00          102,400.00
      Summary           0015637317          Oct-2007      01-Aug-2006              CA              80.00          516,000.00
      Summary           0015706153          Aug-2007      01-Sep-2006              TX              70.00          175,000.00
      Summary           0015713100          Oct-2007      01-Aug-2006              TX              70.00           68,530.00
      Summary           0015750391          Sep-2007      01-Sep-2006              GA              80.00          208,000.00
      Summary           0015821556          Oct-2007      01-Oct-2006              CA              80.00        1,000,000.00
      Summary           0015955081          Aug-2007      01-Aug-2006              VA              80.00          368,000.00
      Summary           0017931460          Oct-2007      01-Feb-2007              CA              75.00        1,068,750.00
      Summary           0018019075          Oct-2007      01-Dec-2006              CA              80.00        1,000,000.00
      Summary           0018049502          Oct-2007      01-Feb-2007              TX              75.00          251,250.00
      Summary           0018058511          Oct-2007      01-Feb-2007              CA              65.00          214,500.00
      Summary           0018161778          Aug-2007      01-Feb-2007              VA              80.00          471,200.00
      Summary           0018174664          Oct-2007      01-Oct-2006              GA              80.00          256,000.00
      Summary           0018266452          Oct-2007      01-Mar-2007              GA              70.00          122,500.00
      Summary           0018270215          Oct-2007      01-Feb-2007              MD              79.99          295,900.00
      Summary           0018291112          Oct-2007      01-Mar-2007              VA              80.00          228,000.00
      Summary           0019306034          Oct-2007      01-Jan-2007              CA              80.00          494,050.00
      Summary           0019995398          Aug-2007      01-Jan-2007              VA              80.00          240,000.00
      Summary           0051455954          Sep-2007      01-May-2005              MA              81.98          418,100.00
      Summary           0151478153          Sep-2007      01-Jul-2006              MI              90.00          139,500.00
      Summary           0203411459          Sep-2007      01-Dec-2006              NC              90.00           90,000.00


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan           Scheduled             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest
      Summary           0003648128          126,685.64    01-Mar-2007               5            7.125%             4,209.03
      Summary           0003665833           90,743.08    01-Mar-2007               5            8.250%             3,524.76
      Summary           0013115407          310,208.63    01-Feb-2007               6            7.875%            11,860.20
      Summary           0013336573           97,446.30    01-Feb-2007               6            7.875%             3,654.24
      Summary           0015555378          387,200.00    01-Jan-2007               7            8.500%            15,730.02
      Summary           0015583438          101,421.85    01-Jan-2007               7            8.500%             4,129.87
      Summary           0015637317          516,000.00    01-Jan-2007               7            8.250%            20,640.00
      Summary           0015706153          173,406.11    01-Jan-2007               7            8.375%             6,952.73
      Summary           0015713100           67,807.12    01-Mar-2007               5            8.000%             2,634.28
      Summary           0015750391          208,000.00    01-Feb-2007               6            8.750%             8,710.02
      Summary           0015821556        1,033,917.81    01-Jan-2007               7            8.500%            41,620.52
      Summary           0015955081          368,000.00    01-Jan-2007               7            9.375%            16,560.00
      Summary           0017931460        1,068,750.00    01-Jan-2007               7            7.875%            40,078.14
      Summary           0018019075        1,000,000.00    01-Jan-2007               7            7.000%            33,124.98
      Summary           0018049502          251,250.00    01-Jan-2007               7            8.250%             9,892.92
      Summary           0018058511          214,500.00    01-Jan-2007               7            7.125%             7,239.36
      Summary           0018161778          471,200.00    01-Jan-2007               7            7.250%            16,197.48
      Summary           0018174664          253,989.15    01-Mar-2007               5            8.725%            10,627.37
      Summary           0018266452          122,500.00    01-Mar-2007               5            6.875%             3,981.24
      Summary           0018270215          295,900.00    01-Jan-2007               7            7.375%            10,356.48
      Summary           0018291112          228,000.00    01-Feb-2007               6            7.625%             8,265.00
      Summary           0019306034          506,790.44    01-Jan-2007               7            8.250%            19,775.87
      Summary           0019995398          246,194.90    01-Jan-2007               7            8.500%             9,911.80
      Summary           0051455954          418,100.00    01-Feb-2007               6            5.500%            10,975.14
      Summary           0151478153          138,143.12    01-Mar-2007               5            8.750%             5,884.24
      Summary           0203411459           89,223.06    01-Mar-2007               5            7.375%             3,187.55


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                          12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                     33                  Nov-06            0.000%
     Original Principal Balance    12,051,178.35                  Dec-06            0.000%
     Current Scheduled Balance     12,183,701.90                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Foreclosure Total                                        Mar-07            0.000%
     Loans in Foreclosure                    120                  Apr-07            0.000%
     Original Principal Balance    41,163,111.09                  May-07            0.020%
     Current Scheduled Balance     41,375,135.17                  Jun-07            4.941%
                                                                  Jul-07            6.148%
                                                                  Aug-07            7.279%
                                                                  Sep-07            8.589%
                                                                  Oct-07            8.872%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Summary              0002389859         Sep-2007        01-Nov-2005             NM              80.00        180,000.00
       Summary              0003126802         Sep-2007        01-Mar-2007             CA              87.31        127,910.77
       Summary              0003263357         Aug-2007        01-Feb-2007             OK             104.89         49,299.33
       Summary              0003303674         Oct-2007        01-Feb-2007             TX              91.41        109,694.61
       Summary              0003347481         Oct-2007        01-Feb-2005             NJ              75.00        225,000.00
       Summary              0003359049         Sep-2007        01-Oct-2003             OH              89.28         55,800.29
       Summary              0003613734         Sep-2007        01-Mar-2000             WA              73.33        385,000.00
       Summary              0003616299         Sep-2007        01-Jul-2005             CA              61.42        476,000.00
       Summary              0003616588         Oct-2007        01-Apr-2006             FL              75.00        570,000.00
       Summary              0003616745         Sep-2007        01-Jun-1991             WA              70.00         72,800.00
       Summary              0003638285         Sep-2007        01-Jun-2006             NC              77.91        140,000.00
       Summary              0003648706         Sep-2007        01-Nov-2006             FL              90.00        256,500.00
       Summary              0003663713         Sep-2007        01-Jan-2006             GA              78.07        131,150.00
       Summary              0003664455         Sep-2007        01-Sep-2006             GA              80.00        317,600.00
       Summary              0003664570         Sep-2007        01-Oct-2006             FL              79.41        258,072.00
       Summary              0003664620         Sep-2007        01-Nov-2006             FL              77.11        279,900.00
       Summary              0003665106         Jul-2007        01-Jan-2006             WA              78.37        175,551.53
       Summary              0003665304         Jul-2007        01-Jun-2006             MI              80.00         84,000.00
       Summary              0003665460         Aug-2007        01-Jun-2006             MN              79.63        160,051.82
       Summary              0003665684         Oct-2007        01-Oct-2006             CA              79.39        175,060.57
       Summary              0003665932         Aug-2007        01-Dec-2006             WI              80.00         96,000.00
       Summary              0003666310         Oct-2007        01-Jun-2006             CT              80.00        572,000.00
       Summary              0003666484         Sep-2007        01-Jul-2006             FL              94.98        295,400.00
       Summary              0003666799         Oct-2007        01-Oct-2006             VA              70.86        559,792.70
       Summary              0003667276         Aug-2007        01-Jun-2004             LA              90.00         85,500.00
       Summary              0003668316         Oct-2007        01-May-1996             LA              64.59         83,000.00
       Summary              0003669223         Oct-2007        01-Jun-2006             LA              60.44        450,245.47
       Summary              0013527593         Jul-2007        01-Apr-2006             CA              80.00        332,000.00
       Summary              0013753058         Jun-2007        01-Jun-2006             MI              90.00         79,200.00
       Summary              0013760624         Oct-2007        01-Apr-2006             VA              80.00        224,000.00
       Summary              0013952635         Sep-2007        01-Oct-2005             NY              80.00        491,200.00
       Summary              0014272280         Sep-2007        01-Jun-2006             CA              79.17        380,000.00
       Summary              0015026990         Oct-2007        01-Dec-2006             FL              79.75        650,000.00
       Summary              0015362460         Jul-2007        01-Aug-2006             IL              80.00        145,600.00
       Summary              0015380652         Jul-2007        01-Jul-2006             NJ              80.00        236,800.00
       Summary              0015421928         Oct-2007        01-Aug-2006             CA              76.55        555,000.00
       Summary              0015457088         Sep-2007        01-Sep-2006             CA              80.00        336,000.00
       Summary              0015487663         Jun-2007        01-Sep-2006             FL              75.00        405,000.00
       Summary              0015509854         Oct-2007        01-Aug-2006             FL              70.00         56,000.00
       Summary              0015571888         Oct-2007        01-Aug-2006             SC              80.00        136,000.00
       Summary              0015703093         Jun-2007        01-Sep-2006             CA              80.00        350,400.00
       Summary              0015711872         Aug-2007        01-Sep-2006             FL              70.00        148,050.00
       Summary              0015749468         Oct-2007        01-Sep-2006             CA              75.00        251,250.00
       Summary              0015760374         Jun-2007        01-Oct-2006             FL              80.00        368,000.00
       Summary              0015783806         Aug-2007        01-Sep-2006             CA              80.00        338,400.00
       Summary              0015848914         Oct-2007        01-Oct-2006             CA              80.00        464,800.00
       Summary              0015887672         Jun-2007        01-Nov-2006             CA              67.57      1,000,000.00
       Summary              0015941776         Oct-2007        01-Nov-2006             VA              80.00        516,000.00
       Summary              0016153017         Sep-2007        01-Dec-2006             GA              80.00        134,400.00
       Summary              0016165623         Sep-2007        01-Jan-2007             MD              80.00        596,000.00
       Summary              0016592602         Oct-2007        01-Sep-2006             VA              70.00        273,325.00
       Summary              0016816902         Oct-2007        01-Aug-2006             CA              76.71        560,000.00
       Summary              0016868135         Oct-2007        01-Dec-2006             CA              71.98        650,000.00
       Summary              0017195835         Sep-2007        01-Sep-2006             CA              90.00        639,000.00
       Summary              0017459579         Jun-2007        01-Jan-2007             FL              80.00        784,000.00
       Summary              0017486887         Jun-2007        01-Feb-2007             FL              80.00        580,000.00
       Summary              0017499773         Sep-2007        01-Jan-2007             NY             100.00        490,000.00
       Summary              0017505371         Jun-2007        01-Feb-2007             FL              80.00        560,000.00
       Summary              0017524372         Jul-2007        01-Mar-2007             AZ              80.00        320,000.00
       Summary              0017524596         Oct-2007        01-Feb-2007             PA              75.00        464,250.00
       Summary              0017550310         Jul-2007        01-Mar-2007             FL              80.00        340,000.00
       Summary              0017895657         Sep-2007        01-Dec-2006             VA              79.99        402,750.00
       Summary              0017915695         Oct-2007        01-Jan-2007             FL              79.99        276,700.00
       Summary              0017919416         Jul-2007        01-Feb-2007             MI              80.00        732,000.00
       Summary              0017998295         Oct-2007        01-Jan-2007             VA              80.00        344,000.00
       Summary              0018008359         Sep-2007        01-Feb-2007             CA              80.00        628,000.00
       Summary              0018017285         Sep-2007        01-Jan-2007             FL              70.00        920,500.00
       Summary              0018020016         Aug-2007        01-Feb-2007             FL              80.00        712,000.00
       Summary              0018037382         Sep-2007        01-Jan-2007             AZ              80.00        480,000.00
       Summary              0018073106         Jul-2007        01-Feb-2007             NJ              80.00        237,600.00
       Summary              0018074666         Aug-2007        01-Feb-2007             MI              80.00        100,000.00
       Summary              0018079244         Aug-2007        01-Feb-2007             FL              80.00        220,720.00
       Summary              0018082461         Jul-2007        01-Jan-2007             NV              80.00        448,000.00
       Summary              0018084616         Aug-2007        01-Jan-2007             CA              70.00        647,500.00
       Summary              0018096933         Aug-2007        01-Feb-2007             IN              75.00        120,453.00
       Summary              0018103101         Jul-2007        01-Mar-2007             FL              80.00        272,000.00
       Summary              0018136648         Sep-2007        01-Feb-2007             MN              75.00        277,500.00
       Summary              0018137141         Jun-2007        01-Feb-2007             CT              75.00        821,250.00
       Summary              0018138255         Jun-2007        01-Feb-2007             NJ              80.00        460,000.00
       Summary              0018140707         Aug-2007        01-Feb-2007             CA              80.00        274,400.00
       Summary              0018151373         Oct-2007        01-Feb-2007             CA              80.00        224,000.00
       Summary              0018158899         Jun-2007        01-Feb-2007             NJ              75.00      1,271,250.00
       Summary              0018166744         Sep-2007        01-Feb-2007             CA              80.00        308,000.00
       Summary              0018171272         Jun-2007        01-Feb-2007             NV              70.00        945,000.00
       Summary              0018180471         Jul-2007        01-Mar-2007             CA              80.00        323,200.00
       Summary              0018188227         Aug-2007        01-Mar-2007             AZ              80.00        352,000.00
       Summary              0018189555         Oct-2007        01-Feb-2007             CA              80.00        533,760.00
       Summary              0018213744         Sep-2007        01-Mar-2007             CA              80.00        308,000.00
       Summary              0018221531         Oct-2007        01-Mar-2007             AZ              75.00        229,500.00
       Summary              0018224600         Oct-2007        01-Feb-2007             CA              80.00        240,000.00
       Summary              0018244897         Sep-2007        01-Mar-2007             LA              75.00        131,250.00
       Summary              0018250514         Jul-2007        01-Mar-2007             NV              80.00        224,000.00
       Summary              0018261982         Jul-2007        01-Mar-2007             FL              80.00        288,000.00
       Summary              0019950484         Jun-2007        01-Dec-2006             CA              80.00        492,000.00
       Summary              0019950765         Jun-2007        01-Jan-2007             CA              80.00        336,000.00
       Summary              0019951086         Sep-2007        01-Jan-2007             CA              80.00        268,000.00
       Summary              0019952027         Oct-2007        01-Jan-2007             VA              80.00        548,000.00
       Summary              0024202566         Aug-2007        01-Oct-2006             FL             100.00        319,181.00
       Summary              0035689256         Oct-2007        01-Feb-2004             CA              80.68        355,000.00
       Summary              0050554997         Aug-2007        01-Apr-2005             CA              80.00        238,558.00
       Summary              0067879312         Oct-2007        01-Dec-2006             NY              75.00      1,425,000.00
       Summary              0068726769         Oct-2007        01-Dec-2006             CA              95.00        199,500.00
       Summary              0146667076         Aug-2007        01-Oct-2005             MD              79.52        131,200.00
       Summary              0147076772         Jun-2007        01-Dec-2005             WA              90.00        279,000.00
       Summary              0150324663         Jun-2007        01-Mar-2006             FL              90.00        486,000.00
       Summary              0151276235         Sep-2007        01-May-2006             MN              90.00         81,000.00
       Summary              0151959475         Oct-2007        01-Jun-2006             GA              90.00         60,300.00
       Summary              0151989993         Sep-2007        01-Jun-2006             GA              90.00         58,500.00
       Summary              0152157178         Aug-2007        01-Jul-2006             IN              90.00         49,500.00
       Summary              0152173076         Oct-2007        01-Jun-2006             IN              70.00         35,000.00
       Summary              0152174868         Oct-2007        01-Jun-2006             IN              70.00         35,000.00
       Summary              0152347274         Sep-2007        01-Jul-2006             OH              90.00        218,700.00
       Summary              0152408852         Jun-2007        01-Jul-2006             OH              90.00        130,500.00
       Summary              0153286679         Sep-2007        01-Aug-2006             NJ              95.00        384,750.00
       Summary              0155585235         Aug-2007        01-Dec-2006             CA              89.99        494,945.00
       Summary              0156089286         Jun-2007        01-Jan-2007             FL              95.00        248,900.00
       Summary              0250005122         Sep-2007        01-Feb-2001             FL              80.00         66,800.00
       Summary              0252031158         Sep-2007        01-Sep-2002             NE             100.00         30,000.00
       Summary              0252504451         Jul-2007        01-Sep-2004             NE             100.00         46,000.00
       Summary              1172006305         Jul-2007        01-Feb-2007             OH             112.46        166,440.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan        Scheduled                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Summary               0002389859       180,000.00       01-Apr-2007              4          6.125%             5,287.50
       Summary               0003126802       123,773.88       01-Apr-2007              4          6.963%             4,077.19
       Summary               0003263357        48,771.08       01-Mar-2007              5          6.250%             1,408.14
       Summary               0003303674       109,348.05       01-May-2007              3         11.625%             5,012.24
       Summary               0003347481       220,099.37       01-May-2007              3         11.875%            10,077.38
       Summary               0003359049        51,779.45       01-Apr-2007              4          7.000%             1,691.53
       Summary               0003613734       354,524.54       01-Mar-2007              5          6.833%            11,295.07
       Summary               0003616299       504,970.55       01-Apr-2007              4          7.883%            18,537.83
       Summary               0003616588       601,341.84       01-May-2007              3          8.833%            20,751.44
       Summary               0003616745        50,634.01       01-Apr-2007              4          7.000%             1,666.56
       Summary               0003638285       140,000.00       01-Apr-2007              4          7.500%             4,900.02
       Summary               0003648706       254,684.45       01-Apr-2007              4          8.830%            10,630.27
       Summary               0003663713       131,150.00       01-Mar-2007              5          6.750%             4,098.42
       Summary               0003664455       317,597.00       01-Apr-2007              4          7.875%            11,711.40
       Summary               0003664570       258,072.00       01-Apr-2007              4          6.875%             8,226.06
       Summary               0003664620       279,900.00       01-Apr-2007              4          7.625%             9,971.40
       Summary               0003665106       175,551.53       01-Feb-2007              6          6.625%             5,376.24
       Summary               0003665304        84,000.00       01-Feb-2007              6          7.875%             3,097.50
       Summary               0003665460       160,051.82       01-Mar-2007              5          8.375%             6,302.04
       Summary               0003665684       173,797.39       01-May-2007              3          7.375%             4,990.83
       Summary               0003665932        96,000.00       01-Mar-2007              5          7.375%             3,300.00
       Summary               0003666310       572,000.00       01-Mar-2007              5          7.875%            21,092.52
       Summary               0003666484       295,400.00       01-Apr-2007              4          6.875%             9,415.92
       Summary               0003666799       557,995.97       01-May-2007              3          7.750%            16,856.10
       Summary               0003667276        79,249.45       01-Mar-2007              5          4.625%             1,644.11
       Summary               0003668316        64,977.47       01-May-2007              3          7.875%             2,008.54
       Summary               0003669223       441,890.95       01-Mar-2007              5          7.000%            14,410.76
       Summary               0013527593       331,790.70       01-Feb-2007              6          7.875%            12,442.20
       Summary               0013753058        78,334.71       01-Jan-2007              7          8.500%             3,238.98
       Summary               0013760624       223,924.43       01-May-2007              3          7.125%             6,297.85
       Summary               0013952635       491,200.00       01-Apr-2007              4          7.000%            16,578.00
       Summary               0014272280       396,148.02       01-Mar-2007              5          7.750%            14,628.40
       Summary               0015026990       668,502.30       01-May-2007              3          8.250%            21,765.49
       Summary               0015362460       143,872.37       01-Feb-2007              6          7.500%             5,140.02
       Summary               0015380652       236,800.00       01-Feb-2007              6          7.500%             8,436.00
       Summary               0015421928       585,334.02       01-May-2007              3          8.750%            20,181.15
       Summary               0015457088       335,908.05       01-Mar-2007              5          9.000%            14,486.04
       Summary               0015487663       404,885.81       01-Jan-2007              7          7.250%            13,917.96
       Summary               0015509854        55,851.40       01-May-2007              3          7.750%             1,716.62
       Summary               0015571888       136,000.00       01-May-2007              3          7.750%             4,179.15
       Summary               0015703093       350,152.65       01-Jan-2007              7          8.750%            14,662.68
       Summary               0015711872       148,040.05       01-Mar-2007              5          7.250%             5,088.90
       Summary               0015749468       251,250.00       01-May-2007              3          8.625%             8,636.70
       Summary               0015760374       368,000.00       01-Jan-2007              7          7.625%            13,569.96
       Summary               0015783806       338,400.00       01-Mar-2007              5          8.875%            14,382.00
       Summary               0015848914       480,525.21       01-May-2007              3          8.000%            15,139.10
       Summary               0015887672     1,043,360.72       01-Jan-2007              7          8.750%            43,059.42
       Summary               0015941776       537,127.35       01-May-2007              3          8.500%            17,969.69
       Summary               0016153017       133,414.99       01-Feb-2007              6          8.250%             5,265.73
       Summary               0016165623       596,000.00       01-Jan-2007              7          7.125%            20,115.00
       Summary               0016592602       273,236.74       01-May-2007              3          7.750%             8,396.30
       Summary               0016816902       588,806.75       01-May-2007              3          9.950%            23,230.63
       Summary               0016868135       668,473.17       01-May-2007              3          7.875%            20,728.55
       Summary               0017195835       667,915.51       01-Apr-2007              4          8.250%            25,966.80
       Summary               0017459579       780,003.35       01-Jan-2007              7          9.500%            35,652.90
       Summary               0017486887       580,000.00       01-Jan-2007              7          9.875%            27,550.02
       Summary               0017499773       490,000.00       01-Apr-2007              4          8.750%            20,518.74
       Summary               0017505371       560,000.00       01-Jan-2007              7          9.125%            24,499.98
       Summary               0017524372       318,058.00       01-Feb-2007              6          7.500%            11,361.43
       Summary               0017524596       464,250.00       01-Apr-2007              4          7.375%            16,248.72
       Summary               0017550310       337,986.99       01-Feb-2007              6          7.625%            12,284.32
       Summary               0017895657       402,750.00       01-Apr-2007              4          8.875%            17,116.86
       Summary               0017915695       276,700.00       01-May-2007              3          7.875%             8,646.85
       Summary               0017919416       732,000.00       01-Feb-2007              6          8.000%            27,907.50
       Summary               0017998295       344,000.00       01-Apr-2007              4          8.125%            13,330.02
       Summary               0018008359       628,000.00       01-Jan-2007              7          8.125%            24,334.98
       Summary               0018017285       944,126.10       01-Apr-2007              4          7.000%            30,995.74
       Summary               0018020016       712,000.00       01-Mar-2007              5          8.250%            28,035.00
       Summary               0018037382       480,000.00       01-Apr-2007              4          8.500%            19,500.00
       Summary               0018073106       237,600.00       01-Feb-2007              6          8.125%             9,207.00
       Summary               0018074666        99,379.81       01-Mar-2007              5          8.000%             3,798.19
       Summary               0018079244       220,720.00       01-Mar-2007              5          8.250%             8,690.82
       Summary               0018082461       448,000.00       01-Feb-2007              6          7.000%            14,839.98
       Summary               0018084616       673,495.63       01-Mar-2007              5          8.500%            26,923.52
       Summary               0018096933       119,687.04       01-Feb-2007              6          7.875%             4,499.61
       Summary               0018103101       272,000.00       01-Feb-2007              6          8.125%            10,540.02
       Summary               0018136648       277,500.00       01-Apr-2007              4          8.250%            10,926.54
       Summary               0018137141       821,250.00       01-Jan-2007              7          7.500%            29,257.02
       Summary               0018138255       457,217.32       01-Jan-2007              7          8.125%            17,759.76
       Summary               0018140707       283,575.41       01-Feb-2007              6          8.750%            11,696.92
       Summary               0018151373       224,000.00       01-May-2007              3          7.625%             6,766.65
       Summary               0018158899     1,271,250.00       01-Jan-2007              7          7.125%            42,904.68
       Summary               0018166744       308,000.00       01-Mar-2007              5          6.750%             9,817.50
       Summary               0018171272       945,000.00       01-Jan-2007              7          7.875%            35,437.50
       Summary               0018180471       323,200.00       01-Feb-2007              6          7.750%            11,917.98
       Summary               0018188227       352,000.00       01-Mar-2007              5          7.875%            13,200.00
       Summary               0018189555       546,099.22       01-May-2007              3          8.125%            17,499.25
       Summary               0018213744       308,000.00       01-Apr-2007              4          8.250%            12,127.50
       Summary               0018221531       229,500.00       01-May-2007              3          7.125%             6,454.70
       Summary               0018224600       240,000.00       01-May-2007              3          6.750%             6,375.00
       Summary               0018244897       131,250.00       01-Mar-2007              5          8.125%             5,085.90
       Summary               0018250514       224,000.00       01-Feb-2007              6          8.250%             8,820.00
       Summary               0018261982       286,494.97       01-Feb-2007              6          8.250%            11,307.00
       Summary               0019950484       505,982.80       01-Jan-2007              7          7.875%            18,803.86
       Summary               0019950765       344,632.09       01-Jan-2007              7          7.250%            11,741.09
       Summary               0019951086       274,891.91       01-Apr-2007              4          7.750%            10,046.07
       Summary               0019952027       562,007.17       01-Mar-2007              5          5.900%            15,388.15
       Summary               0024202566       319,181.00       01-Apr-2007              4          7.875%            10,924.02
       Summary               0035689256       333,495.09       01-Feb-2007              6          4.875%             7,749.77
       Summary               0050554997       238,554.27       01-Mar-2007              5          5.750%             6,560.22
       Summary               0067879312     1,424,728.48       01-May-2007              3          6.750%            38,586.40
       Summary               0068726769       199,485.00       01-May-2007              3          8.375%             6,753.40
       Summary               0146667076       127,885.03       01-Mar-2007              5          6.250%             3,851.22
       Summary               0147076772       273,254.96       01-Feb-2007              6          6.875%             9,082.10
       Summary               0150324663       480,002.73       01-Feb-2007              6          8.750%            20,447.29
       Summary               0151276235        79,989.22       01-Apr-2007              4          8.125%             3,157.68
       Summary               0151959475        59,699.15       01-May-2007              3          8.950%             2,168.12
       Summary               0151989993        57,916.91       01-Apr-2007              4          8.950%             2,524.85
       Summary               0152157178        48,960.88       01-Mar-2007              5          8.375%             1,993.86
       Summary               0152173076        34,627.69       01-May-2007              3          8.625%             1,210.77
       Summary               0152174868        34,627.69       01-May-2007              3          8.625%             1,210.77
       Summary               0152347274       214,851.21       01-Apr-2007              4          8.000%             8,349.70
       Summary               0152408852       129,264.10       01-Feb-2007              6          8.950%             5,635.12
       Summary               0153286679       381,254.62       01-Feb-2007              6          8.750%            16,239.33
       Summary               0155585235       492,011.18       01-Mar-2007              5          9.250%            22,183.58
       Summary               0156089286       248,329.38       01-Feb-2007              6          8.875%            10,717.99
       Summary               0250005122        62,391.80       01-Apr-2007              4          8.500%             2,583.82
       Summary               0252031158        27,916.58       01-Mar-2007              5          7.030%               950.66
       Summary               0252504451        44,163.83       01-Feb-2007              6          6.500%             1,385.68
       Summary               1172006305       165,120.81       01-Feb-2007              6          6.750%             5,300.50


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       2                  Nov-06            0.000%
     Original Principal Balance       919,000.00                  Dec-06            0.000%
     Current Scheduled Balance        916,928.72                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Bankruptcy Total                                         Mar-07            0.000%
     Loans in Bankruptcy                      35                  Apr-07            0.000%
     Original Principal Balance     7,971,388.20                  May-07            0.040%
     Current Scheduled Balance      7,746,202.25                  Jun-07            1.212%
                                                                  Jul-07            1.468%
                                                                  Aug-07            1.331%
                                                                  Sep-07            1.563%
                                                                  Oct-07            1.661%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Summary               0000867052       Jun-2007    01-Jun-2002           NC              75.00         45,000.00
        Summary               0002008898       Sep-2007    01-Aug-2002           FL              76.14        167,500.00
        Summary               0002418234       Jun-2007    01-Jul-2006           PA             147.93         53,068.82
        Summary               0003265394       Jun-2007    01-Jan-1995           MD              99.74        117,200.00
        Summary               0003269016       Jun-2007    01-May-1999           NY              98.58        167,587.00
        Summary               0003349420       Jun-2007    01-Dec-2004           IL              96.67         72,500.00
        Summary               0003433745       Jun-2007    01-Oct-2004           NC              97.60        112,238.00
        Summary               0003614062       Jun-2007    01-Jul-2003           NC              76.30        103,000.00
        Summary               0003615101       Jun-2007    01-Sep-2004           AZ              75.00         52,500.00
        Summary               0003615424       Jun-2007    01-Mar-2004           MI              82.16        163,500.00
        Summary               0003630985       Jun-2007    01-Feb-2002           NC              91.35         86,782.00
        Summary               0003630993       Oct-2007    01-Jun-2003           IL              94.34        110,377.93
        Summary               0003631678       Oct-2007    01-Jun-2004           TX              93.84        101,349.00
        Summary               0003633773       Jun-2007    01-Apr-1986           OK              86.60         70,150.00
        Summary               0003648995       Sep-2007    01-Jul-2006           FL              71.52        486,362.93
        Summary               0003665908       Jun-2007    01-Nov-2006           FL              63.24      1,422,850.00
        Summary               0003666302       Jun-2007    01-Feb-2006           CA              63.98        799,769.52
        Summary               0003669090       Jun-2007    01-Aug-2006           LA              87.59        163,800.00
        Summary               0003670403       Jun-2007    01-Dec-2002           TX              58.67         52,800.00
        Summary               0003671518       Jun-2007    01-Nov-1993           NC              73.33         55,000.00
        Summary               0006169298       Jun-2007    01-Apr-1997           AL              97.81         67,000.00
        Summary               0011086881       Aug-2007    01-Feb-1999           TN              80.00         36,000.00
        Summary               0018015974       Oct-2007    01-Feb-2007           NV              80.00        790,200.00
        Summary               0018031740       Sep-2007    01-Jan-2007           FL              79.99        279,900.00
        Summary               0018064642       Sep-2007    01-Feb-2007           CO              80.00        592,000.00
        Summary               0018191759       Jul-2007    01-Feb-2007           MD              80.00        770,000.00
        Summary               0024210064       Jun-2007    01-Dec-2002           NC              90.00         88,200.00
        Summary               0151764883       Oct-2007    01-Oct-2006           NE              80.00        128,800.00
        Summary               0152242855       Aug-2007    01-Jul-2006           OH              90.00        211,500.00
        Summary               0152495891       Sep-2007    01-Jul-2006           KS              89.16         37,000.00
        Summary               0153336623       Sep-2007    01-Sep-2006           AZ              85.00        125,800.00
        Summary               0250006710       Jun-2007    01-May-2001           NJ              80.00         59,200.00
        Summary               1170016849       Jun-2007    01-Jul-2003           IN              96.65        146,349.00
        Summary               1172004966       Jun-2007    01-Oct-2002           NC              99.20        160,700.00
        Summary               1172005866       Jun-2007    01-Apr-2004           GA              96.67         75,404.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number          Scheduled           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Summary              0000867052          43,898.77    01-Aug-2007           0           13.625%            979.19
       Summary              0002008898         157,488.46    01-Aug-2007           0            7.250%          1,840.68
       Summary              0002418234          51,024.12    01-Sep-2007           0            7.000%            558.43
       Summary              0003265394          90,983.26    01-Oct-2007         (1)            7.625%            542.00
       Summary              0003269016         151,236.18    01-Aug-2007           0            8.000%          1,894.56
       Summary              0003349420          70,977.79    01-Jun-2007           2           10.875%          2,457.72
       Summary              0003433745         106,028.48    01-Jul-2007           1            6.250%          1,528.12
       Summary              0003614062          98,211.16    01-Jul-2007           1            7.583%          1,744.35
       Summary              0003615101          53,691.97    01-Sep-2007           0            7.433%            619.41
       Summary              0003615424         169,896.45    01-Aug-2007           0            8.333%          2,214.49
       Summary              0003630985          78,527.20    01-Sep-2007           0            7.125%            869.01
       Summary              0003630993         104,758.88    01-May-2007           3            7.750%          3,175.99
       Summary              0003631678          96,297.30    01-May-2007           3            5.625%          2,064.70
       Summary              0003633773          35,083.67    01-Aug-2007           0            6.596%            360.40
       Summary              0003648995         486,362.93    01-Mar-2007           5            6.875%         15,502.80
       Summary              0003665908       1,422,850.00    01-Feb-2007           6            7.875%         52,467.60
       Summary              0003666302         799,769.52    01-Mar-2007           5            6.875%         25,492.62
       Summary              0003669090         154,431.30    01-May-2007           3            6.375%          3,779.35
       Summary              0003670403          40,550.19    01-Sep-2007           0            6.375%            401.32
       Summary              0003671518          25,718.70    01-Oct-2007         (1)            6.000%            118.51
       Summary              0006169298          57,517.21    01-Jul-2007           1            8.000%          1,118.53
       Summary              0011086881          37,038.99    01-May-2007           3           11.375%          1,680.32
       Summary              0018015974         790,200.00    01-Jan-2007           7            8.125%         30,620.22
       Summary              0018031740         279,900.00    01-Feb-2007           6            8.000%         10,671.18
       Summary              0018064642         592,000.00    01-Jan-2007           7            7.625%         21,460.02
       Summary              0018191759         770,000.00    01-Jan-2007           7            8.250%         30,318.72
       Summary              0024210064          84,127.42    01-Jul-2007           1            8.375%          1,712.19
       Summary              0151764883         126,728.72    01-Sep-2007           0            6.875%          1,401.86
       Summary              0152242855         208,745.93    01-Apr-2007           4            7.375%          7,458.42
       Summary              0152495891          36,578.07    01-Oct-2007         (1)            7.950%            234.88
       Summary              0153336623         124,630.06    01-Jun-2007           2            8.500%          3,433.06
       Summary              0250006710          41,297.95    01-Aug-2007           0            7.500%            504.25
       Summary              1170016849         137,484.97    01-May-2007           3            5.875%          3,178.16
       Summary              1172004966         150,232.21    01-Sep-2007           0            6.500%          1,542.97
       Summary              1172005866          71,934.39    01-Oct-2007         (1)            6.250%            354.11

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  29       6,265,281.79       6,144,165.04          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00        55,357.32


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0003535341            FL              88.37       01-Feb-2007        132,549.55        131,548.62
       Summary               0003580347            NJ              86.54       01-Dec-2005        337,500.00        332,427.37
       Summary               0003614195            NJ              80.00       01-Nov-2003        196,000.00        211,388.01
       Summary               0003635281            NC              79.92       01-Jun-2006        416,000.00        437,887.36
       Summary               0003663762            TN              77.30       01-Jul-2006        324,656.80        322,170.07
       Summary               0003665072            WA              78.60       01-Dec-2005        180,782.10        179,182.50
       Summary               0003665585            FL              77.61       01-Nov-2006        207,599.34        206,346.73
       Summary               0003667250            LA              76.83       01-Oct-2003        123,700.00        112,458.67
       Summary               0003668654            LA              85.86       01-Sep-2003         85,000.00         81,936.33
       Summary               0003668860            LA              69.66       01-Jul-2004        202,000.00        190,543.66
       Summary               0003668902            LA              35.00       01-Nov-2004        280,000.00        280,000.00
       Summary               0003669298            LA              73.17       01-Oct-2002        180,000.00        165,381.99
       Summary               0003670189            TX              73.75       01-Jan-1994         61,950.00         47,673.44
       Summary               0003670965            FL              76.04       01-Sep-1984         34,900.00         12,726.61
       Summary               0003671997            CO              75.00       01-Dec-2001        336,000.00        309,319.87
       Summary               0003674314            TX              87.06       01-Jun-2005        121,017.00        117,096.20
       Summary               0015701428            MN              80.00       01-Sep-2006        124,000.00        123,990.02
       Summary               0017492620            VA              80.00       01-Feb-2007        487,920.00        487,920.00
       Summary               0066909334            TX              95.00       01-Sep-2006        142,975.00        141,229.36
       Summary               0123123424            CA              80.00       01-Oct-2002        360,000.00        332,486.31
       Summary               0147944599            LA              89.99       01-Dec-2005        160,632.00        158,150.42
       Summary               0150580942            FL              80.00       01-Apr-2006        480,000.00        472,662.68
       Summary               0150763506            IL              88.30       01-May-2006        468,000.00        461,867.57
       Summary               0152517876            WA              74.95       01-Jul-2006        207,750.00        205,779.37
       Summary               0153512967            NC              88.73       01-Sep-2006        126,000.00        124,197.16
       Summary               0155683873            WA              80.00       01-Dec-2006        108,400.00        107,820.46
       Summary               0156186546            UT              79.45       01-Nov-2006        104,950.00        103,734.44
       Summary               6427131716            CA               6.91       01-Dec-2006         75,000.00         74,368.13
       Summary               6723287790            CA              49.75       01-May-2006        200,000.00        210,064.78


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0003535341       Loan Paid in Full           0              7.000%             360               8
       Summary              0003580347       Loan Paid in Full           0              8.750%             360              22
       Summary              0003614195       Loan Paid in Full           0              7.347%             480              47
       Summary              0003635281       Loan Paid in Full           1              8.375%             360              16
       Summary              0003663762       Loan Paid in Full          (1)             6.625%             360              15
       Summary              0003665072       Loan Paid in Full           0              6.500%             360              22
       Summary              0003665585       Loan Paid in Full           0              8.250%             360              11
       Summary              0003667250       Loan Paid in Full          (1)             7.750%             360              48
       Summary              0003668654       Loan Paid in Full          (1)             3.750%             365              49
       Summary              0003668860       Loan Paid in Full           0              4.500%             360              39
       Summary              0003668902       Loan Paid in Full           0              4.250%             360              35
       Summary              0003669298       Loan Paid in Full           0              7.125%             360              60
       Summary              0003670189       Loan Paid in Full           0              6.750%             360             165
       Summary              0003670965       Loan Paid in Full           1             10.950%             360             277
       Summary              0003671997       Loan Paid in Full           0              7.750%             360              70
       Summary              0003674314       Loan Paid in Full          (1)             5.750%             360              28
       Summary              0015701428       Loan Paid in Full           3              8.750%             360              13
       Summary              0017492620       Loan Paid in Full           5              7.250%             360               8
       Summary              0066909334       Loan Paid in Full           0              6.875%             360              13
       Summary              0123123424       Loan Paid in Full           0              7.625%             360              60
       Summary              0147944599       Loan Paid in Full           0              8.375%             360              22
       Summary              0150580942       Loan Paid in Full           3              7.375%             360              18
       Summary              0150763506       Loan Paid in Full           3              7.875%             360              17
       Summary              0152517876       Loan Paid in Full           4              8.875%             360              15
       Summary              0153512967       Loan Paid in Full           0              8.500%             360              13
       Summary              0155683873       Loan Paid in Full           0              9.750%             360              10
       Summary              0156186546       Loan Paid in Full           0              6.375%             360              11
       Summary              6427131716       Loan Paid in Full           0              7.500%             360              10
       Summary              6723287790       Loan Paid in Full           0              8.000%             360              17


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       2            909,482.43               8,698.03              4,800.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Summary          0003635281      09/17/2007        436,411.91            8,698.03               0.00
       Summary          0150580942      09/20/2007        473,070.52                0.00           4,800.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.312%       Current Month             14.651%        Current Month                 302.382%
     3 Month Average          1.521%       3 Month Average           16.779%        3 Month Average               362.279%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007       3.702%           N/A                          May-2007      94.547%           N/A
         Jun-2007      15.522%           N/A                          Jun-2007     379.577%           N/A
         Jul-2007      15.539%           N/A                          Jul-2007     361.805%           N/A
         Aug-2007      19.405%           N/A                          Aug-2007     435.061%           N/A
         Sep-2007      16.279%           N/A                          Sep-2007     349.393%           N/A
         Oct-2007      14.651%           N/A                          Oct-2007     302.382%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment
        0003396496      215,987.04      218,532.58         4.625%          4.625%        1,192.75        1,207.20
        0003548484       47,202.99       50,061.36         7.625%          7.625%          339.74          360.47
        0003664547      570,255.55      570,255.55         6.500%          5.000%        3,102.96        2,376.06
        0013139985      133,442.28      137,626.50         6.875%          6.875%          893.42          893.42

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 2.500             0                0.00            0.000
     2.500    2.999             0                0.00            0.000
     3.000    3.499             1           90,168.46            0.019
     3.500    3.999            31        7,881,961.90            1.690
     4.000    4.499            71       14,386,683.98            3.085
     4.500    4.999           153       36,805,453.73            7.892
     5.000    5.499           125       28,087,513.66            6.023
     5.500    5.999           169       32,459,294.42            6.960
     6.000    6.499           227       48,337,519.88           10.365
     6.500    6.999           352       80,364,199.09           17.232
     7.000    7.499           256       57,179,753.67           12.261
     7.500    7.999           319       71,991,002.84           15.437
     8.000    8.499           252       57,698,775.34           12.372
     8.500    8.999            94       17,777,159.33            3.812
     9.000    9.499            42        6,573,034.03            1.409
     9.500    9.999            27        3,464,178.69            0.743
    10.000   10.499            13        1,156,749.62            0.248
    10.500   10.999            13        1,030,349.30            0.221
    11.000   11.499             5          396,543.03            0.085
    11.500   11.999             3          448,220.26            0.096
    12.000   12.499             0                0.00            0.000
    12.500   12.999             2          180,503.29            0.039
    13.000   13.499             1           43,898.77            0.009
 >= 13.750                      0                0.00            0.000
              Total         2,156      466,352,963.29          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
May 18, 2007.

Determination Date
With respect to any Distribution Date and Servicer, the date specified in the related Servicing Agreement.

Interest Determination Date
With respect to each Adjustable Rate Certificate, for the first Accrual Period, May 16, 2007, and with respect to any Accrual Period thereafter, the second LIBOR Business Day preceding the commencement of such Accrual Period.

LIBOR Business Day
Any day on which banks in the London, England and New York City, U.S.A. are open and conducting transactions in foreign currency and exchange.

One-Month LIBOR
With respect to any Accrual Period, the rate determined by the Securities Administrator on the related Interest
Determination Date on the basis of the rate for U.S. dollar deposits for one month that appears on Telerate Screen
Page 3750 as of 11:00 a.m. (London time) on such Interest Determination Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Securities
Administrator), One-Month LIBOR for the applicable Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Securities Administrator and no Reference Bank Rate is available, One-Month
LIBOR will be One-Month LIBOR applicable to the preceding Accrual Period. The establishment of One-Month LIBOR on each Determination Date by the Securities Administrator and the Securities Administrator's calculation of the rate of interest applicable to the Certificates bearing interest based on One-Month LIBOR shall, in the absence of manifest error, be conclusive and binding.

Record Date
With respect to each Class of Certificates (except the Adjustable Rate Certificates) and (a) the first Distribution
Date, the Closing Date, and (b) with respect to any other Distribution Date, the close of business on the last
Business Day of the month preceding the month in which such Distribution Date occurs. With respect to the Adjustable
Rate Certificates and any Distribution Date, so long as such Certificates are Book-Entry Certificates, the Business
Day preceding such Distribution Date, and otherwise, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to each Mortgage Loan and related Servicer, the date set forth in the related Servicing Agreement, when the related Servicer is required to remit funds in the related Protected Account to the Master Servicer.

Servicing Agreement
Any servicing agreement set forth on Schedule I hereto, including the related Assumption Agreement.

Sub-Servicer
Any Person that (i) services Mortgage Loans on behalf of any Servicer or that is engaged by the Master Servicer or Securities Administrator, and (ii) is responsible for the performance (whether directly or through sub-servicers or Subcontractors) of a substantial portion of the material servicing functions required to be performed under this Agreement, any related Servicing Agreement or any sub-servicing agreement that are identified in Item 1122(d)
of Regulation AB.

Trustee
Citibank, N.A., a national banking association, not in its individual capacity, but solely in its capacity as trustee for the benefit of the Certificateholders under this Agreement, and any successor thereto, and any corporation or national banking association resulting from or surviving any consolidation or merger to which it or its successors may be a party and any successor trustee as may from time to time be serving as successor trustee hereunder.

Accrual Period
With respect to the Adjustable Rate Certificates and any Distribution Date, the period from and including the preceding Distribution Date (or, in the case of the first Distribution Date, from the Closing Date) to and including the day prior to the current Distribution Date. All calculations of interest on the Adjustable Rate Certificates
(including the Interest Rate Cap) will be made on the basis of the actual number of days elapsed in the related
Accrual Period and in a 360-day year.

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a Business Day, the next succeeding Business Day, commencing in May 2007.





EX-99.2


CONSOLIDATED FINANCIAL STATEMENTS
Financial Guaranty Insurance Company and Subsidiaries
September 30, 2007


(page)


Financial Guaranty Insurance Company and Subsidiaries

Consolidated Financial Statements

September 30, 2007


Contents

Consolidated Balance Sheets at September 30, 2007 (Unaudited)
and December 31, 2006.....................................................    1
Consolidated Statements of Income for the Three Months and Nine Months Ended
September 30, 2007 and 2006 (Unaudited)...................................    2
Consolidated Statements of Cash Flows for the Nine Months Ended
September 30, 2007 and 2006 (Unaudited)...................................    3
Notes to Consolidated Financial Statements (Unaudited)....................    4


(page)


Financial Guaranty Insurance Company and Subsidiaries

Consolidated Balance Sheets
(Dollars in thousands, except per share amounts)


                                                                                                    September 30,       December 31,
                                                                                                        2007                2006
                                                                                                   ---------------------------------
Assets                                                                                               (Unaudited)
Fixed maturity securities, available for sale, at fair value (amortized cost of
$3,905,829 in 2007 and $3,627,344 in 2006)                                                         $   3,901,176         $ 3,627,007
Variable interest entity fixed maturity securities, held to maturity at amortized
cost                                                                                                     750,000             750,000
Short-term investments                                                                                   131,047             211,726
                                                                                                   ---------------------- ----------
Total investments                                                                                      4,782,223           4,588,733

Cash and cash equivalents                                                                                 67,014              29,963
Accrued investment income                                                                                 55,369              49,843
Reinsurance recoverable on losses                                                                          3,425               1,485
Prepaid reinsurance premiums                                                                             204,638             156,708
Policy acquisition costs deferred, net                                                                   113,439              93,170
Receivable from related parties                                                                            1,381               2,483
Property and equipment, net of accumulated depreciation of $3,124 in 2007 and
$2,107 in 2006                                                                                            12,291               2,617
Foreign deferred tax asset                                                                                 3,942               3,491
Derivative assets                                                                                            190                 314
Prepaid expenses and other assets                                                                         27,176              17,275
                                                                                                   ---------------------- ----------
Total assets                                                                                           5,271,088           4,946,082
                                                                                                   ====================== ==========

Liabilities and stockholders' equity
Liabilities:
Unearned premiums                                                                                      1,442,018           1,347,592
Loss and loss adjustment expense reserves                                                                 40,239              40,299
Ceded reinsurance balances payable                                                                         9,682               7,524
Accounts payable, accrued expenses and other liabilities                                                  46,869              41,588
Derivative liabilities                                                                                   224,273               1,817
Payable for securities purchased                                                                           5,447              10,770
Variable interest entity floating rate notes                                                             750,000             750,000
Accrued interest expense - variable interest entity                                                        1,511               1,298
Capital lease obligations                                                                                  2,299               2,941
Current income taxes payable                                                                              25,541              17,520
Deferred income taxes                                                                                      3,307              76,551
Dividends payable                                                                                             --              10,000
                                                                                                   ---------------------- ----------
Total liabilities                                                                                      2,551,186           2,307,900
                                                                                                   ---------------------- ----------

Stockholders' equity:
Common stock, par value $1,500 per share; 10,000 shares authorized, issued
and outstanding                                                                                           15,000              15,000
Additional paid-in capital                                                                             1,908,818           1,901,799
Accumulated other comprehensive income, net of tax                                                         9,271               6,500
Retained earnings                                                                                        786,813             714,883
                                                                                                   ---------------------- ----------
Total stockholders' equity                                                                             2,719,902           2,638,182
                                                                                                   ---------------------- ----------
Total liabilities and stockholders' equity                                                         $   5,271,088         $ 4,946,082
                                                                                                   ====================== ==========

See accompanying notes to consolidated financial statements.



1


(page)


Financial Guaranty Insurance Company and Subsidiaries

Consolidated Statements of Income
(Unaudited)

(Dollars in thousands)

                                                                       Three months ended                  Nine months ended
                                                                         September 30,                        September 30,
                                                                    2007              2006               2007              2006
                                                             -----------------------------------------------------------------------
Revenues:
Gross direct and assumed premiums written                    $    122,268      $     85,030       $    350,419       $    337,571
Ceded premiums written                                            (28,351)          (18,440)           (72,128)           (53,751)
                                                             -----------------------------------------------------------------------
Net premiums written                                               93,917            66,590            278,291            283,820
Change in net unearned premiums                                   (19,298)           (3,852)           (46,496)           (89,775)
                                                             -----------------------------------------------------------------------
Net premiums earned                                                74,619            62,738            231,795            194,045

Net investment income                                              39,795            35,803            115,468            102,160
Interest income - investments held by variable
interest entity                                                    10,901            10,033             31,013             24,628
Net realized gains (losses)                                            20                (4)               336                (15)
Net realized and unrealized (losses) gains on
credit derivative contracts                                      (206,221)            1,110           (222,077)               339
Other income                                                          180               490              1,525              1,532
                                                             -----------------------------------------------------------------------
Total revenues                                                    (80,706)          110,170            158,060            322,689
                                                             -----------------------------------------------------------------------

Expenses:
Loss and loss adjustment expenses                                  (2,031)              520             (6,237)            (1,679)
Underwriting expenses                                              23,586            20,879             74,749             67,776
Policy acquisition costs deferred, net                             (8,858)           (8,736)           (30,613)           (30,243)
Amortization of policy acquisition costs deferred                   3,848             1,930             11,502              7,486
Interest expense - debt held by variable interest
entity                                                             10,901            10,033             31,013             24,628
Other operating expenses                                              793               425              1,571              1,298
                                                             -----------------------------------------------------------------------
Total expenses                                                     28,239            25,051             81,985             69,266
                                                             -----------------------------------------------------------------------

(Loss) Income before income taxes                                (108,945)           85,119             76,075            253,423

Income tax (benefit) expense                                      (47,409)           21,556             (5,855)            63,939
                                                             -----------------------------------------------------------------------
Net (loss) income                                                $(61,536)     $     63,563            $81,930         $  189,484
                                                             =======================================================================


See accompanying notes to consolidated financial statements.


2


(page)


Financial Guaranty Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(Unaudited)
(Dollars in thousands)

                                                                                             Nine months ended
                                                                                               September 30,
                                                                                        2007                    2006
                                                                                ------------------------------------------------
Operating activities
Net income                                                                      $      81,930           $      189,484
Adjustments to reconcile net income to net cash provided by
operating activities:
Amortization of policy acquisition costs deferred                                      11,502                    7,486
Policy acquisition costs deferred, net                                                (30,613)                 (30,243)
Depreciation of property and equipment                                                    970                      875
Amortization of fixed maturity securities                                              26,385                   24,973
Amortization of short-term investments                                                     57                       82
Net realized (gains) losses on investments                                               (336)                      15
Stock compensation expense                                                              7,018                    5,047
Change in accrued investment income, prepaid expenses
and other assets, foreign deferred tax asset and accrued
interest expense, net                                                                 (12,769)                 (12,012)
Change in net unrealized losses on credit derivative contracts                        222,580                    1,504
Change in prepaid reinsurance premiums                                                (47,930)                 (32,993)
Change in reinsurance recoverable on losses                                            (1,940)                   1,145
Change in unearned premiums                                                            94,521                  122,693
Change in loss and loss adjustment expense reserves                                       (60)                  (7,112)
Change in receivable from related parties                                               1,102                    6.993
Change in ceded reinsurance balances payable and accounts
payable, accrued expenses and other liabilities                                         6,800                    3,797
Change in current income taxes payable                                                  8,021                   20,751
Change in deferred federal income taxes                                               (71,905)                  14,083
                                                                                --------------------- -------------------------
Net cash provided by operating activities                                             295,333                  316,568
                                                                                --------------------- -------------------------

Investing activities
Sales and maturities of fixed maturity securities                                     186,555                  124,598
Purchases of fixed maturity securities                                               (489,630)                (418,167)
Purchases, sales and maturities of short-term investments, net                         82,056                   (1,509)
Receivable for securities sold                                                         (2,896)                       -
Payable for securities purchased                                                       (5,323)                       -
Purchase of fixed assets                                                              (10,596)                    (317)
Purchase of investments held by variable interest entity                                    -                 (750,000)
                                                                                --------------------- -------------------------
Net cash used in investing activities                                                (239,834)              (1,045,395)
                                                                                --------------------- -------------------------

Financing activities

Proceeds from issuance of debt held by variable interest entity                             -                  750,000
Payment of dividends                                                                  (20,000)                 (10,000)
                                                                                --------------------- -------------------------
Net cash provided by financing activities                                             (20,000)                 740,000
                                                                                --------------------- -------------------------
Effect of exchange rate changes on cash                                                 1,552                     (743)
                                                                                --------------------- -------------------------
Net increase in cash and cash equivalents                                              37,051                   10,430
Cash and cash equivalents at beginning of period                                       29,963                   45,077
                                                                                --------------------- -------------------------
Cash and cash equivalents at end of period                                       $     67,014            $      55,507
                                                                                ===================== =========================


See accompanying notes to consolidated financial statements.


3


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)

(Dollars in thousands, except per share amounts)


1. Business and Organization

Financial Guaranty Insurance Company (the "Company") is a wholly owned subsidiary of FGIC Corporation ("FGIC Corp."). The Company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. The Company's financial strength is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc., and "AAA" by Fitch Ratings, Inc. The Company is licensed to write financial guaranty insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and, through a branch, the United Kingdom. In addition, a United Kingdom subsidiary of the Company is authorized to write financial guaranty business in the United Kingdom and has passport rights to write business in other European Union member countries.

2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and all other entities in which the Company has a controlling financial interest. All significant intercompany balances have been eliminated.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for fair presentation have been included. Operating results for the three- and nine-month periods ended September 30, 2007 are not necessarily indicative of results that may be expected for the year ending December 31, 2007. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2006, including the accompanying notes.

Certain 2006 amounts have been reclassified to conform to the 2007 presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.


4


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


3. Review of Financial Guaranty Industry Accounting Practices

On April 18, 2007, the Financial Accounting Standards Board ("FASB") issued an Exposure Draft of a Proposed Statement of Financial Accounting Standards entitled Accounting for Financial Guarantee Insurance Contracts, an interpretation of FASB Statement No. 60. The proposed statement addresses accounting for loss reserving, premium recognition and additional disclosures regarding financial guaranty insurance contracts. Currently, the financial guaranty industry accounts for financial guaranty insurance contracts under Statement of Financial Accounting Standards ("SFAS") No. 60, Accounting and Reporting by Insurance Enterprises, which was developed prior to the emergence of the financial guaranty industry. As SFAS No. 60 does not specifically address financial guaranty contracts, there has been diversity in the manner in which different financial guarantors account for these contracts. The purpose of the proposed statement is to provide authoritative guidance on accounting for financial guaranty contracts that are not accounted for as derivative contracts under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. The FASB held a public round table meeting with respondents to the exposure draft in September 2007 to discuss significant issues raised in the comment letters. The exposure draft is scheduled to be redeliberated in the fourth quarter of 2007 and it is anticipated that the final pronouncement will be issued in the first quarter of 2008. Upon the issuance of the final pronouncement, the Company, along with other companies in the financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and disclosures.

4. New Accounting Pronouncements

In June 2006, the FASB issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of SFAS No. 109, Accounting for Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109 and prescribes metrics for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on other matters related to accounting for income taxes. FIN 48 is applicable for fiscal years beginning after December 15, 2006. The Company adopted the provisions of FIN 48 on January 1, 2007. (See note 7.)


5


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


4. New Accounting Pronouncements (continued)

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and addresses issues raised in SFAS No. 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The primary objectives of SFAS No. 155 are: (i) with respect to SFAS No. 133, to address accounting for beneficial interests in securitized financial assets and (ii) with respect to SFAS No. 140, to eliminate a restriction on the passive derivative instruments that a qualifying special purpose entity may hold. SFAS No. 155 is effective for those financial instruments acquired or issued after January 1, 2007. The Company adopted SFAS No. 155 on January 1, 2007.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and requires additional disclosures about fair value measurements. SFAS No. 157 does not require any new fair value measurements, but its application could change current practices in determining fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently evaluating the implications of SFAS No. 157 and its potential impact on the Company's financial statements.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities--Including an amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value. SFAS No. 159 does not require any new fair value measurements. SFAS No. 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently evaluating the implications of SFAS No. 159 and its potential impact on the Company's financial statements.

5. Premium Refundings

Unearned premiums represent the portion of premiums received applicable to future periods on insurance policies in force. When an obligation insured by the Company is refunded by the issuer prior to the end of the expected policy coverage period, any remaining unearned premium is recognized. A refunding occurs when an insured obligation is called or legally defeased by the issuer prior to stated maturity. Premiums earned on refundings were $6,816 and $5,833 for the three months ended September 30, 2007 and 2006, respectively, and $38,294 and $28,598 for the nine months ended September 30, 2007 and 2006, respectively.


6


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


6. Loss and Loss Adjustment Expense Reserves

Loss reserves and loss adjustment expenses are regularly reviewed and updated based on claim payments and the results of ongoing insured portfolio surveillance. The reserves are necessarily based upon estimates and subjective judgments about the outcomes of future events, and actual results will likely differ, possibly materially, from these estimates. At September 30, 2007, the Company had case reserves of $29,273, credit watchlist reserves of $9,437 and an unallocated loss adjustment expense reserve of $1,529. At December 31, 2006, the Company had case reserves of $27,029, credit watchlist reserves of $11,741 and an unallocated loss adjustment expense reserve of $1,529.

Losses and loss adjustment expenses for the nine-month period ended September 30, 2007 reflect claim reimbursements of $4,475 received by the Company in May 2007 for claims paid during 2006 and 2005 related to an insured obligation of an investor-owned utility impacted by Hurricane Katrina. The Company had previously not recorded a recovery for these claims due to the status of the utility's bankruptcy filing.

7. Income Taxes

The Company files a consolidated U.S. federal tax return with FGIC Corp. The Company also files separate returns in various state and foreign jurisdictions.

The Company adopted the provisions of FIN 48 on January 1, 2007. The Company's liability for unrecognized tax benefits was not impacted as a result of the adoption of FIN 48.

As of September 30, 2007, the balance of unrecognized tax benefits reflected in current income taxes payable was $26,180 of which $14,247 related to tax positions for which the ultimate deductibility is certain but for which there is uncertainty as to the timing of deductibility. A disallowance as to the timing of the recognition of these tax positions would not result in a change to the annual effective tax rate but would accelerate the payment of cash to the taxing authority. Interest and penalties on any disallowance would also affect the annual effective tax rate.


7


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


7. Income Taxes (continued)

The Company recognizes accrued interest and penalties related to unrecognized tax benefits where the ultimate recognition is uncertain. Tax expense related to interest and penalties amounted to approximately $198 and $0 for the three months ended September 30, 2007 and 2006, respectively, and $423 and $0 for the nine months ended September 30, 2007 and 2006, respectively. Approximately, $423 and $0 were accrued for the payment of interest and penalties at September 30, 2007 and December 31, 2006, respectively, which is included as a component of the balance of unrecognized tax benefits.

In the second quarter of 2006, the Internal Revenue Service ("IRS") commenced an examination of the Company's consolidated U.S. income tax returns for 2003 and 2004. The examination was completed in the second quarter of 2007. Upon completion of the audit, previously unrecognized tax benefits of $5,354 relating to the years under examination were recognized. As a result of completion of the examination, the Company is not subject to U.S. federal income tax examination by the IRS for years before 2005.

During the three- and nine-month periods ended September 30, 2007 the gross increase in unrecognized tax benefits as a result of tax positions taken during the current period were $5,266 and $13,556 respectively. There were no decreases in unrecognized tax benefits as a result of tax positions taken in the current period.

The Company's U.S. federal effective corporate tax rates of (44.88)% and 24.96% for the three months ended September 30, 2007 and 2006, respectively, and (10.11)% and 25.04% for the nine months ended September 30, 2007 and 2006, respectively, were less than the statutory corporate tax of 35%, primarily due to the impact of the net unrealized losses on credit derivative contracts on income before income tax expense (see note 9). In addition, the tax-exempt interest received on investments and the recognition of tax benefits related to the 2003 and 2004 examination years lowered the effective tax rate.

The Company's United Kingdom operations are subject to examination by foreign tax authorities for the years since they commenced operation in 2004.


8


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


8. Reinsurance

Net premiums earned are shown net of ceded premiums earned of $7,856 and $5,705 for the three months ended September 30, 2007 and 2006, respectively, and $24,398 and $21,176 for the nine months ended September 30, 2007 and 2006, respectively.

9. Derivative Instruments

Certain financial guaranty contracts (primarily credit default swaps) issued by the Company are considered derivatives under SFAS No.133. Accordingly, these contracts are recognized on the Consolidated Balance Sheet at their fair value, and changes in fair value are recognized immediately in earnings. The Company considers these agreements to be a normal extension of its financial guaranty insurance business and intends to hold the contracts until maturity. Under the terms of the credit derivative contracts, the Company is not required to post collateral, and in the event the underlying obligation were to default, payments would not be accelerated and would be made on a pay as you go basis. The Company's total outstanding principal insured net of reinsurance on these contracts was $32,599,298 as of September 30, 2007 and $22,696,360 as of December 31, 2006.

The Company believes that the most meaningful presentation of the financial statement impact of these credit derivative contracts is to record revenue as installments are received as a component of premiums, and to record claims payments, expected claims, loss and loss adjustment expenses, and changes in fair value as "Net realized and unrealized gains (losses) on credit derivative contracts" in the Consolidated Statements of Income. The Company recorded net earned premiums under these agreements of $8,124 and $21,866 for the three- and nine-month periods ended September 30, 2007, respectively. The Company recorded net earned premiums under these agreements of $5,101 and $13,879 for the three- and nine-month periods ended September 30, 2006, respectively. As of September 30, 2007, the Company had recorded no losses or loss adjustment expenses related to these contracts. Management's determination that no loss reserves were required at September 30, 2007 was necessarily based upon estimates and subjective judgments about the outcomes of future events. Actual results will likely differ, possibly materially, from these estimates. This determination will be evaluated as additional information becomes available, and loss reserves may be recorded on these contracts in future periods.


9


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


9. Derivative Instruments (continued)

Since quoted market values are not available for the credit derivative contracts, the realized and unrealized gains and losses attributable to these contracts are recognized in the Consolidated Statements of Income by recording their fair value, as determined each quarter based on internally developed models. These models require market-driven inputs, including dealer quotes for the underlying bonds, credit spreads and yield curves. The models calculate a theoretical exit price and reflect management's best judgment about current market conditions. There may be volatility in the market-driven inputs obtained from an illiquid CDS market, and differences may exist between available market data and the assumptions used by management to estimate the fair value of these instruments. Accordingly, the valuation results from the model could differ materially from amounts that would be realized in the market if the derivative were traded. Moreover, volatile market conditions are likely to cause future valuations to differ, possibly materially, from those reflected in the current period.

The following table summarizes the net realized and unrealized (losses) gains on credit derivative contracts.

                                                                           Three months ended
                                                                              September 30,
                                                               ------------------------------------------
                                                                        2007                 2006
                                                               --------------------- --------------------
                                                                    $ (206,595)
Change in net unrealized (losses) gains                                                $    1,110
Realized gains                                                             374                  -
                                                               --------------------- --------------------
Net realized and unrealized (losses) gains on credit
derivative contracts                                                $ (206,221)        $    1,110
                                                               ===================== ====================

                                                                            Nine months ended
                                                                              September 30,
                                                               ------------------------------------------
                                                                        2007                 2006
                                                               --------------------- --------------------
                                                                    $ (222,580)
Change in net unrealized (losses) gains                                                $   (1,504)
Realized gains                                                             503              1,843
                                                             ----------------------- ----------------------
Net realized and unrealized (losses) gains
on credit derivative contracts                                      $ (222,077)        $      339
                                                             ======================= ======================


The increase in net unrealized losses for the three- and nine-month periods ended September 30, 2007 primarily related to increases in credit spreads on certain structured finance obligations insured by the Company, most significantly collateralized debt obligations supported by asset backed securities. The increase in credit spreads reduced the fair value of the Company's CDS contracts related to these insured obligations.


10


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


10. Comprehensive Income

Accumulated other comprehensive income of the Company consists of net unrealized gains and losses on investment securities and foreign currency translation adjustments. The components of total comprehensive (loss) income for the three- and nine-month periods ended September 30, 2007 and 2006 were as follows:

                                                                    Three months ended
                                                                      September 30,
                                                     -------------------------- ---------------------
                                                               2007                     2006
                                                    -------------------------- ---------------------
Net (loss) income                                       $   (61,536)              $   63,563
Other comprehensive income                                   39,718                   55,555
                                                     -------------------------- ---------------------
Total comprehensive (loss) income                       $   (21,818)              $  119,118
                                                     ========================== =====================

                                                                  Nine months ended
                                                                    September 30,
                                                   --------------------------- ---------------------
                                                               2007                     2006
                                                   --------------------------- ---------------------
Net income                                              $    81,930               $  189,484
Other comprehensive income                                    2,771                   16,741
                                                   --------------------------- ---------------------
Total comprehensive income                              $    84,701               $  206,225
                                                   =========================== =====================


The components of other comprehensive income for the three- and nine-month periods ended September 30, 2007 and 2006 were as follows:

                                                                           Three months ended September 30, 2007
                                                           ---------------------- ----------------------- -----------------------
                                                                  Before                                          Net of
                                                                    Tax                                            Tax
                                                                  Amount                   Tax                    Amount
                                                           ---------------------- ----------------------- -----------------------
Unrealized holding gains arising during the period                $  54,664               $  (19,132)            $    35,532
Reclassification of gains realized in net income                        (20)                       7                     (13)
                                                           ---------------------- ----------------------- -----------------------
Unrealized gain on investments                                       54,644                  (19,125)                 35,519
Foreign currency translation adjustment                               6,460                   (2,261)                  4,199
                                                           ---------------------- ----------------------- -----------------------
Total other comprehensive income                                  $  61,104               $  (21,386)            $    39,718
                                                           ====================== ======================= =======================



11


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


10. Comprehensive Income (continued)

                                                                           Three months ended September 30, 2006
                                                           ---------------------- ----------------------- ------------------------
                                                                  Before
                                                                    Tax                                         Net of Tax
                                                                  Amount                   Tax                    Amount
                                                           ---------------------- ----------------------- ------------------------
Unrealized holding gains arising during the period                $  83,621               $  (29,267)            $     54,354
Reclassification of losses realized in net income                         4                       (2)                       2
                                                           ---------------------- ----------------------- ------------------------
Unrealized gain on investments                                       83,625                  (29,269)                  54,356
Foreign currency translation adjustment                               1,847                     (648)                   1,199
                                                           ---------------------- ----------------------- ------------------------
Total other comprehensive income                                  $  85,472               $  (29,917)            $     55,555
                                                           ====================== ======================= ========================

                                                                           Nine months ended September 30, 2007
                                                           ---------------------- ----------------------- -----------------------
                                                                  Before                                          Net of
                                                                    Tax                                            Tax
                                                                  Amount                   Tax                    Amount
                                                           ---------------------- ----------------------- -----------------------
Unrealized holding losses arising during the period               $  (4,544)              $    1,591             $     (2,953)
Reclassification of gains realized in net income                       (336)                     117                     (219)
                                                           ---------------------- ----------------------- -----------------------
Unrealized loss on investments                                       (4,880)                   1,708                   (3,172)
Foreign currency translation adjustment                               9,143                   (3,200)                   5,943
                                                           ---------------------- ----------------------- -----------------------
Total other comprehensive income                                  $   4,263               $   (1,492)            $      2,771
                                                           ====================== ======================= =======================

                                                                            Nine months ended September 30, 2006
                                                           ---------------------- ----------------------- ------------------------
                                                                  Before
                                                                    Tax                                         Net of Tax
                                                                  Amount                   Tax                    Amount
                                                           ---------------------- ----------------------- ------------------------
Unrealized holding gains arising during the period                $  18,718               $   (6,551)            $     12,167
Reclassification of losses realized in net income                        15                       (6)                       9
                                                           ---------------------- ----------------------- ------------------------
Unrealized gain on investments                                       18,733                   (6,557)                  12,176
Foreign currency translation adjustment                               7,025                   (2,460)                   4,565
                                                           ---------------------- ----------------------- ------------------------
Total other comprehensive income                                  $  25,758                   (9,017)            $     16,741
                                                           ====================== ======================= ========================



12